Submission	Nov. 14, 2025
Submission [Line Items]
Central Index Key	0002043597
Registrant Name	Private Debt & Income Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A